REVENUES (Schedule of Revenues) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Trade receivables		$ 113,719
Trade payables		75,476
Accumulated deficits	$ (244,505)	(249,871)
Adjustments [Member]
Trade receivables		117
Trade payables		47
Accumulated deficits		70
Amount after Adjustments [Member]
Trade receivables		113,836
Trade payables		75,523
Accumulated deficits		$ (249,801)
As Reported [Member]
Trade receivables	118,545
Trade payables	63,614
Deferred revenues	6,357
Accumulated deficits	(244,505)
Impact of Adoption [Member]
Trade receivables	(260)
Trade payables	(10)
Deferred revenues	18
Accumulated deficits	(268)
Amounts under Topic 605 [Member]
Trade receivables	118,285
Trade payables	63,604
Deferred revenues	6,375
Accumulated deficits	$ (244,773)